UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-207677-06

Central Index Key Number of the issuing entity:     0001710765

        GS Mortgage Securities Trust 2017-GS7
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-207677

Central Index Key Number of the depositor:     0001004158

        GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

        Goldman Sachs Mortgage Company

        (Central Index Key Number 0001541502)
(Exact name of sponsor as specified in its charter)

        Joe Osborne, (972) 501-3977
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “August 7 Form ABS-EE”), filed with the Securities and Exchange Commission on August 7, 2017, with respect to GS Mortgage Securities Trust 2017-GS7, Commercial Mortgage Pass-Through Certificates, Series 2017-GS7. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the August 7 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 24, 2017

GS MORTGAGE SECURITIES CORPORATION II
(Depositor)

By:	/s/ Leah Nivison Name: Leah Nivison Title: Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)